UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23078

Virtus ETF Trust II

(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF

April 30, 2017 (Unaudited)

Security Description	Principal	Value
TERM LOANS – 41.8%
Consumer Discretionary – 11.3%
Accuride Corporation, 8.00%, 11/17/23 (1)	$145,000	$146,631
Advantage Sales & Marketing Inc., 4.25%, 07/25/21 (1)	270,000	264,263
Advantage Sales & Marketing Inc., 7.50%, 07/25/22 (1)	210,000	201,285
Altice U.S. Finance I Corp., 2.25%, 07/28/25 (1)	15,000	15,017
American Axle & Manufacturing, Inc., 3.24%, 04/06/24 (1)	475,000	473,319
Boyd Gaming Corporation, 3.45%, 09/15/23 (1)	1,012,463	1,018,213
Caesars Entertainment Operating Company, Inc. (fka Harrah's Operating Company, Inc.), 1.50%, 03/01/18 (1)	125,000	143,047
Caesars Entertainment Operating Company, Inc. (fka Harrah's Operating Company, Inc.), 2.50%, 04/04/24 (1)	285,000	283,682
CityCenter Holdings, LLC, 3.49%, 04/18/24 (1)	615,000	616,691
Delta 2 Lux Sarl, 3.75%, 02/01/24 (1)	405,000	406,063
Eldorado Resorts, Inc., 2.24%, 04/17/24 (1)	575,000	574,822
Federal-Mogul Corporation, 4.75%, 04/15/21 (1)	1,110,866	1,111,854
Gates Global LLC, 4.41%, 04/01/24 (1)	745,761	750,471
Hilton Worldwide Finance, LLC, 2.99%, 10/25/23 (1)	500,000	504,688
Las Vegas Sands, LLC, 2.99%, 03/29/24 (1)	109,725	109,953
Laureate Education, Inc., 8.66%, 03/17/21 (1)	572,271	572,987
Laureate Education, Inc., 5.50%, 04/21/24 (1)	367,466	367,850
Leslie's Poolmart, Inc., 4.77%, 08/16/23 (1)	408,972	411,698
Numericable U.S. LLC, 3.94%, 06/22/25 (1)	1,030,000	1,026,992
Penn National Gaming, Inc., 3.52%, 01/19/24 (1)	145,000	146,178
PetSmart, Inc., 4.02%, 03/11/22 (1)	562,132	517,355
Playa Resorts Holding B.V., 4.00%, 04/06/24 (1)	265,000	265,946
Sinclair Television Group, Inc., 3.25%, 01/03/24 (1)	199,500	200,198
Station Casinos LLC, 3.50%, 06/08/23 (1)	353,058	353,338
UFC Holdings LLC, 4.25%, 08/18/23 (1)	1,116,888	1,125,175
Univision Communications Inc., 3.75%, 03/15/24 (1)	1,486,004	1,478,225
Ziggo Secured Finance Partnership, 3.49%, 04/15/25 (1)	1,905,000	1,907,477
Total Consumer Discretionary		14,993,418
Consumer Staples – 1.8%
Aramark Intermediate HoldCo Corporation, 2.98%, 03/28/24 (1)	780,000	787,800
Chobani LLC, 5.25%, 10/10/23 (1)	10,000	10,175
Dole Food Company, Inc., 4.21%, 04/06/24 (1)	355,000	356,665
JBS USA LUX S.A., 3.48%, 10/30/22 (1)	765,000	769,510
Prestige Brands, Inc., 3.74%, 01/26/24 (1)	173,378	175,198
TKC Holdings, Inc., 4.75%, 02/01/23 (1)	320,000	323,733
Total Consumer Staples		2,423,081
Energy – 1.8%
Contura Energy, Inc., 6.00%, 03/18/24 (1)	450,000	446,767
Fieldwood Energy LLC, 8.00%, 08/31/20 (1)	295,000	289,593

Security Description	Principal	Value
TERM LOANS (continued)
Energy (continued)
Gavilan Resources, LLC, 7.00%, 03/01/24 (1)	$170,000	$169,150
MEG Energy Corp., 4.54%, 12/31/23 (Canada) (1)	410,000	411,154
Seadrill Operating LP (Seadrill Partners Finco LLC), 4.00%, 02/21/21 (1)	925,000	629,462
Ultra Resources, Inc., 4.00%, 04/05/24 (1)	395,000	394,013
Total Energy		2,340,139
Financials – 2.6%
AlixPartners, LLP, 4.15%, 04/04/24 (1)	945,000	954,280
Asurion, LLC (fka Asurion Corporation), 8.50%, 03/03/21 (1)	295,000	300,069
Asurion, LLC (fka Asurion Corporation), 4.25%, 08/04/22 (1)	368,437	371,315
Asurion, LLC (fka Asurion Corporation), 4.75%, 11/03/23 (1)	181,761	183,352
Avolon TLB Borrower 1 (Luxembourg) S.a r.l., 3.74%, 03/21/22 (1)	30,000	30,482
Lightstone Holdco LLC, 5.50%, 01/30/24 (1)	6,957	7,003
Lightstone Holdco LLC, 5.50%, 01/30/24 (1)	112,761	113,519
VF Holding Corp., 4.25%, 06/30/23 (1)	517,500	520,087
Walter Investment Management, 4.75%, 12/18/20 (1)	1,058,847	959,670
Total Financials		3,439,777
Health Care – 5.8%
Alere Inc. (fka IM US Holdings, LLC), 4.25%, 06/18/22 (1)	398,985	401,353
Amneal Pharmaceuticals LLC, 4.65%, 11/01/19 (1)	550,000	555,932
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), 3.75%, 02/03/24 (1)	915,000	918,893
CHS / Community Health Systems, Inc., 4.05%, 01/27/21 (1)	459,770	457,494
Endo Luxembourg Finance Company I S.à r.l., 5.00%, 04/12/24 (1)	270,000	272,498
Grifols Worldwide Operations USA, Inc., 3.20%, 01/31/25 (1)	185,000	185,649
HCA Inc., 2.99%, 03/18/23 (1)	820,000	823,895
HLF Financing S.a r.l. (HLF Financing US, LLC), 6.49%, 02/15/23 (1)	360,000	360,855
Iasis Healthcare LLC, 5.25%, 04/26/21 (1)	25,000	24,875
Mallinckrodt International Finance S.A., 3.90%, 09/24/24 (1)	115,000	115,112
NVA Holdings, Inc., 4.65%, 08/14/21 (1)	20,567	20,882
NVA Holdings, Inc., 8.15%, 08/14/22 (1)	36,384	36,930
Ortho-Clinical Diagnostics, Inc., 4.75%, 06/30/21 (1)	507,391	505,608
Select Medical Corporation, 4.65%, 02/13/24 (1)	350,000	354,812
Sterigenics-Nordion Holdings, LLC, 4.15%, 05/15/22 (1)	670,000	669,374
Team Health, Inc., 3.75%, 02/06/24 (1)	670,968	666,251
U.S. Renal Care, Inc., 5.40%, 12/30/22 (1)	662,355	629,651
Valeant Pharmaceuticals International, Inc., 5.57%, 04/02/22 (1)	750,000	755,430
Total Health Care		7,755,494

See Notes to the Schedule of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2017 (Unaudited)

Security Description	Principal	Value

TERM LOANS (continued)
Industrials – 5.3%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC), 4.15%, 12/13/19 (1)	$730,000	$727,565
American Airlines, Inc., 2.99%, 06/27/20 (1)	495,000	495,837
Apex Tool Group, LLC, 4.50%, 01/31/20 (1)	417,367	411,370
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), 4.93%, 11/26/20 (1)	484,227	486,432
Columbus McKinnon Corporation, 4.15%, 01/31/24 (1)	111,770	112,818
Gardner Denver, Inc., 4.57%, 07/30/20 (1)	761,828	762,742
Harland Clarke Holdings Corp. (fka Clarke American Corp.), 6.65%, 02/09/22 (1)	412,556	414,670
Husky Injection Molding Systems Ltd. (Yukon Acquisition Inc.), 4.25%, 06/30/21 (1)	682,437	687,208
Navistar, Inc., 5.00%, 08/07/20 (1)	165,000	167,372
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), 4.25%, 05/02/22 (1)	254,363	257,363
Sedgwick Claims Management Services, Inc., 3.75%, 03/01/21 (1)	698,201	699,422
Spin Holdco Inc., 4.29%, 11/14/19 (1)	248,728	249,376
Transdigm Inc., 3.99%, 06/09/23 (1)	698,241	698,241
United AirLines, Inc., 3.42%, 04/01/24 (1)	525,000	527,391
XPO Logistics, Inc., 3.41%, 10/30/21 (1)	375,000	377,839
Total Industrials		7,075,646
Information Technology – 3.9%
Blackboard, Inc., 6.16%, 06/30/21 (1)	1,032,406	1,035,761
BMC Software Finance, Inc., 5.00%, 09/10/22 (1)	435,818	438,926
Cologix Holdings, Inc., 8.00%, 03/20/25 (1)	40,000	40,467
Dell International L.L.C. (EMC Corporation), 3.50%, 09/07/23 (1)	359,100	360,863
Infor (US), Inc. (fka Lawson Software Inc.), 3.90%, 02/01/22 (1)	1,547,420	1,546,576
Radiate Holdco, LLC (aka RCN Grande), 3.99%, 02/01/24 (1)	266,667	267,984
SS&C Technologies Holdings, Inc., 3.24%, 07/08/22 (1)	104,393	105,274
SS&C Technologies Holdings, Inc., 3.24%, 07/08/22 (1)	8,669	8,743
Tempo Acquisition, LLC, 3.00%, 04/19/24 (1)	520,000	520,390
Veritas US, Inc., 6.77%, 01/27/23 (1)	737,284	734,751
Western Digital Corporation, 3.74%, 04/29/23 (1)	44,888	45,365
Total Information Technology		5,105,100
Materials – 3.3%
Atotech B.V., 4.00%, 01/31/24 (1)	175,000	176,230
Berry Plastics Corporation, 3.52%, 01/19/24 (1)	385,000	387,707
BWay Holding Company, 4.23%, 04/03/24 (1)	450,000	447,869
CPI Acquisition, Inc., 5.83%, 08/17/22 (1)	980,638	919,755
Ineos US Finance LLC, 3.74%, 04/01/24 (1)	929,400	937,946
Kraton Polymers LLC, 5.00%, 01/06/22 (1)	346,635	351,972

Security Description	Principal	Value
TERM LOANS (continued)
Materials (continued)
Univar USA Inc., 3.74%, 07/01/22 (Argentina) (1)	$1,147,125	$1,152,235
Total Materials		4,373,714
Real Estate – 1.3%
Capital Automotive L.P., 4.00%, 03/25/24 (1)	155,000	156,511
Capital Automotive L.P., 7.00%, 03/24/25 (1)	365,000	373,897
Communications Sales & Leasing, Inc. (CSL Capital, LLC), 4.00%, 10/24/22 (1)	723,188	722,396
ESH Hospitality, Inc., 3.49%, 08/30/23 (1)	159,600	160,619
GEO Group, Inc., The, 3.20%, 03/22/24 (1)	260,000	260,650
Total Real Estate		1,674,073
Telecommunication Services – 4.1%
Altice Financing S.A., 3.91%, 07/28/25 (1)	445,000	445,510
Level 3 Financing, Inc., 3.24%, 02/22/24 (1)	1,485,000	1,491,363
Neustar, Inc., 3.25%, 09/02/19 (1)	85,000	86,647
Neustar, Inc., 4.75%, 03/01/24 (1)	270,000	274,163
SBA Senior Finance II LLC, 3.25%, 03/24/21 (1)	763,038	768,643
Sprint Communications, Inc., 3.50%, 02/02/24 (1)	540,000	541,266
UPC Financing Partnership, 3.74%, 04/15/25 (1)	1,360,000	1,366,379
Virgin Media Bristol LLC, 3.74%, 01/31/25 (1)	415,000	417,098
Total Telecommunication Services		5,391,069
Utilities – 0.6%
Dynegy Inc., 4.25%, 02/07/24 (1)	220,000	220,207
Helix Gen Funding, LLC, 4.75%, 03/09/24 (1)	40,000	40,450
Talen Energy Supply, LLC, 5.00%, 04/06/24 (1)	455,000	452,725
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 4.24%, 12/14/23 (1)	131,670	132,277
Total Utilities		845,659
Total Term Loans
(Cost $55,223,724)		55,417,170
CORPORATE BONDS – 29.5%
Consumer Discretionary – 5.0%
Cablevision Systems Corp., 5.88%, 09/15/22	400,000	411,500
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.38%, 05/01/22	300,000	323,250
CalAtlantic Group, Inc., 5.88%, 11/15/24	56,000	60,410
CalAtlantic Group, Inc., 5.25%, 06/01/26	510,000	522,750
Clear Channel Worldwide Holdings, Inc., 7.63%, 03/15/20	565,000	573,475
Cooper-Standard Automotive, Inc., 5.63%, 11/15/26(2)	440,000	447,150
CSC Holdings LLC, 6.75%, 11/15/21	285,000	314,212
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25(2)	95,000	97,554
DISH DBS Corp., 5.00%, 03/15/23	420,000	422,100
DISH DBS Corp., 7.75%, 07/01/26	310,000	363,862
Eldorado Resorts, Inc., 6.00%, 04/01/25(2)	85,000	88,187
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27	200,000	200,500

See Notes to the Schedule of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2017 (Unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.63%, 04/01/25(2)	$115,000	$118,450
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 04/01/27(2)	40,000	41,100
iHeartCommunications, Inc., 9.00%, 12/15/19	545,000	451,669
International Game Technology PLC, 6.25%, 02/15/22(2)	280,000	306,600
Landry's, Inc., 6.75%, 10/15/24(2)	60,000	63,000
Laureate Education, Inc., 8.25%, 05/01/25(2)	125,000	128,750
Pinnacle Entertainment, Inc., 5.63%, 05/01/24(2)	250,000	258,750
Scientific Games International, Inc., 6.63%, 05/15/21	140,000	135,625
Scientific Games International, Inc., 7.00%, 01/01/22(2)	165,000	177,065
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.63%, 03/01/24(2)	100,000	106,250
Tenneco, Inc., 5.00%, 07/15/26	280,000	282,800
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	395,000	417,713
Univision Communications, Inc., 5.13%, 05/15/23(2)	270,000	275,400
Total Consumer Discretionary		6,588,122
Consumer Staples – 1.0%
Cumberland Farms, Inc., 6.75%, 05/01/25(2)	305,000	317,246
Dole Food Co., Inc., 7.25%, 06/15/25(2)	485,000	505,006
Post Holdings, Inc., 5.50%, 03/01/25(2)	245,000	257,250
Post Holdings, Inc., 5.75%, 03/01/27(2)	270,000	281,137
Total Consumer Staples		1,360,639
Energy – 5.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(2)	262,000	272,807
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21(2)	195,000	199,387
Callon Petroleum Co., 6.13%, 10/01/24(2)	105,000	110,512
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	460,000	465,750
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25(2)	390,000	416,813
Chesapeake Energy Corp., 6.63%, 08/15/20	535,000	541,019
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 05/15/25(2)	85,000	85,000
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 04/01/25(2)	350,000	364,000
Denbury Resources, Inc., 5.50%, 05/01/22	240,000	180,000
Diamondback Energy, Inc., 5.38%, 05/31/25(2)	210,000	218,400
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 05/01/20	500,000	476,250
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	155,000	162,944
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 02/15/25(2)	90,000	80,550

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
Matador Resources Co., 6.88%, 04/15/23(2)	$255,000	$270,300
NGL Energy Partners LP / NGL Energy Finance Corp., 5.13%, 07/15/19	340,000	340,850
NuStar Logistics LP, 5.63%, 04/28/27	240,000	247,884
Oasis Petroleum, Inc., 6.88%, 01/15/23	325,000	329,875
Parsley Energy LLC / Parsley Finance Corp., 5.25%, 08/15/25(2)	500,000	506,250
Peabody Energy Corp., 6.00%, 03/31/22(2)	450,000	460,688
QEP Resources, Inc., 5.25%, 05/01/23	133,000	130,673
RSP Permian, Inc., 5.25%, 01/15/25(2)	270,000	275,400
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 04/15/25	90,000	91,575
Transocean, Inc., 9.00%, 07/15/23(2)	565,000	605,256
Ultra Resources, Inc., 6.88%, 04/15/22(2)	16,000	16,200
Ultra Resources, Inc., 7.13%, 04/15/25(2)	75,000	74,391
Total Energy		6,922,774
Financials – 3.4%
General Motors Financial Co., Inc., 3.45%, 01/14/22	685,000	695,294
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 02/01/22(2)	175,000	182,438
iStar, Inc., 6.00%, 04/01/22	170,000	174,675
LPL Holdings, Inc., 5.75%, 09/15/25(2)	230,000	234,025
Morgan Stanley, 2.55%, 10/24/23(1)	2,680,000	2,727,002
Navient Corp., 6.50%, 06/15/22	374,000	387,090
Starwood Property Trust, Inc., 5.00%, 12/15/21(2)	90,000	94,050
Total Financials		4,494,574
Health Care – 4.9%
Alere, Inc., 6.50%, 06/15/20	280,000	287,700
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/25(2)	130,000	133,900
CHS / Community Health Systems, Inc., 5.13%, 08/01/21	270,000	268,650
CHS / Community Health Systems, Inc., 6.88%, 02/01/22	265,000	220,281
CHS / Community Health Systems, Inc., 6.25%, 03/31/23	70,000	71,487
DaVita, Inc., 5.13%, 07/15/24	280,000	288,401
Eagle Holding Co. II LLC, 7.63%, 05/15/22(2)(3)	135,000	138,037
Envision Healthcare Corp., 6.25%, 12/01/24(2)	130,000	137,150
HCA, Inc., 5.38%, 02/01/25	605,000	631,469
HCA, Inc., 5.25%, 06/15/26	405,000	432,844
Hill-Rom Holdings, Inc., 5.00%, 02/15/25(2)	274,000	278,110
IASIS Healthcare LLC / IASIS Capital Corp., 8.38%, 05/15/19	230,000	225,400
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(2)	395,000	425,612
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(2)	290,000	267,525
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23(2)	275,000	283,938

See Notes to the Schedule of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2017 (Unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)
Surgery Center Holdings, Inc., 8.88%, 04/15/21(2)	$255,000	$271,575
Team Health Holdings, Inc., 6.38%, 02/01/25(2)	700,000	685,125
Tenet Healthcare Corp., 6.00%, 10/01/20	460,000	485,300
Tenet Healthcare Corp., 8.13%, 04/01/22	380,000	387,600
Valeant Pharmaceuticals International, Inc., 6.75%, 08/15/18(2)	204,000	203,873
Valeant Pharmaceuticals International, Inc., 6.50%, 03/15/22(2)	100,000	102,625
Valeant Pharmaceuticals International, Inc., 7.00%, 03/15/24(2)	85,000	86,913
WellCare Health Plans, Inc., 5.25%, 04/01/25	180,000	187,650
Total Health Care		6,501,165
Industrials – 1.9%
CNH Industrial Capital LLC, 4.38%, 04/05/22	215,000	219,741
Harland Clarke Holdings Corp., 8.38%, 08/15/22(2)	100,000	103,250
Navistar International Corp., 8.25%, 11/01/21	270,000	274,725
NCI Building Systems, Inc., 8.25%, 01/15/23(2)	385,000	421,575
Standard Industries, Inc., 5.50%, 02/15/23(2)	135,000	140,737
TransDigm, Inc., 6.50%, 05/15/25	700,000	717,500
United Rentals North America, Inc., 5.50%, 07/15/25	280,000	293,650
Vertiv Intermediate Holding Corp., 12.00%, 02/15/22(2)(3)	350,000	374,938
Total Industrials		2,546,116
Information Technology – 3.0%
Blackboard, Inc., 9.75%, 10/15/21(2)	135,000	136,350
BMC Software Finance, Inc., 8.13%, 07/15/21(2)	285,000	291,236
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.00%, 01/15/22(2)	185,000	186,690
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 01/15/24(2)	340,000	344,928
CDW LLC / CDW Finance Corp., 5.00%, 09/01/23	340,000	350,200
CDW LLC / CDW Finance Corp., 5.00%, 09/01/25	30,000	30,900
CommScope Technologies LLC, 5.00%, 03/15/27(2)	270,000	273,037
Dell International LLC / EMC Corp, 5.45%, 06/15/23(2)	235,000	254,162
Dell International LLC / EMC Corp, 5.45%, 06/15/23	130,000	140,600
Dell International LLC / EMC Corp, 6.02%, 06/15/26(2)	100,000	110,341
DXC Technology Co., 2.88%, 03/27/20(2)	96,000	97,156
First Data Corp., 7.00%, 12/01/23(2)	500,000	537,350
Infor US, Inc., 6.50%, 05/15/22	130,000	135,850
Rackspace Hosting, Inc., 8.63%, 11/15/24(2)	405,000	429,806
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(2)	650,000	650,000
Total Information Technology		3,968,606

Security Description	Principal	Value
CORPORATE BONDS (continued)
Materials – 2.3%
AK Steel Corp., 7.00%, 03/15/27	$405,000	$402,469
Aleris International, Inc., 9.50%, 04/01/21(2)	175,000	188,562
Flex Acquisition Co., Inc., 6.88%, 01/15/25(2)	185,000	190,897
Freeport-McMoRan, Inc., 3.88%, 03/15/23	655,000	610,787
Hexion, Inc., 13.75%, 02/01/22(2)	160,000	158,000
Hexion, Inc., 10.38%, 02/01/22(2)	215,000	221,450
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(2)	475,000	501,125
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/25(2)	275,000	299,578
Silgan Holdings, Inc., 4.75%, 03/15/25(2)	75,000	75,844
Standard Industries, Inc., 6.00%, 10/15/25(2)	330,000	353,925
WR Grace & Co.-Conn, 5.13%, 10/01/21(2)	50,000	53,813
Total Materials		3,056,450
Real Estate – 0.3%
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 03/15/24(2)	55,000	56,650
CyrusOne LP / CyrusOne Finance Corp., 5.38%, 03/15/27(2)	60,000	61,950
Uniti Group, Inc. / CSL Capital LLC, 7.13%, 12/15/24(2)	230,000	235,750
Total Real Estate		354,350
Telecommunication Services – 1.3%
Frontier Communications Corp., 10.50%, 09/15/22	750,000	758,438
Sprint Corp., 7.88%, 09/15/23	815,000	916,875
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 01/15/27(2)	115,000	122,331
Total Telecommunication Services		1,797,644
Utilities – 1.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/25	140,000	142,100
Calpine Corp., 5.38%, 01/15/23	550,000	544,500
Dynegy, Inc., 8.00%, 01/15/25(2)	500,000	460,000
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 06/15/20(2)	195,000	190,369
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24	200,000	199,500
Total Utilities		1,536,469
Total Corporate Bonds
(Cost $38,672,206)		39,126,909
U.S. TREASURY NOTES – 16.5%
U.S. Treasury Bill 0.76%, 06/22/17(4)	14,000,000	13,986,028
U.S. Treasury Note 1.88%, 02/28/22	6,000,000	6,021,564
U.S. Treasury Note 2.00%, 11/15/26	2,000,000	1,951,954
Total U.S. Treasury Notes
(Cost $21,976,912)		21,959,546
FOREIGN BONDS – 9.7%
Consumer Discretionary – 2.1%
Altice Luxembourg SA, 7.63%, 02/15/25 (Luxembourg)(2)	510,000	546,337
Intelsat Jackson Holdings SA, 7.25%, 04/01/19 (Luxembourg)	245,000	237,344

See Notes to the Schedule of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2017 (Unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Consumer Discretionary (continued)
Intelsat Jackson Holdings SA, 8.00%, 02/15/24 (Luxembourg)(2)	$200,000	$216,250
SFR Group SA, 7.38%, 05/01/26 (France)(2)	805,000	850,281
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Netherlands)(2)	200,000	204,500
VTR Finance BV, 6.88%, 01/15/24 (Chile)(2)	400,000	426,000
Ziggo Secured Finance BV, 5.50%, 01/15/27 (Netherlands)(2)	265,000	272,950
Total Consumer Discretionary		2,753,662
Consumer Staples – 0.5%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(2)	350,000	356,125
MARB BondCo PLC, 7.00%, 03/15/24 (Brazil)(2)	270,000	273,699
Total Consumer Staples		629,824
Energy – 1.0%
MEG Energy Corp., 6.50%, 01/15/25 (Canada)(2)	350,000	346,938
Noble Holding International Ltd., 7.75%, 01/15/24 (United Kingdom)	350,000	321,125
Petrobras Global Finance BV, 8.38%, 05/23/21 (Brazil)	250,000	283,375
Petrobras Global Finance BV, 6.13%, 01/17/22 (Brazil)	9,000	9,453
Petrobras Global Finance BV, 8.75%, 05/23/26 (Brazil)	270,000	315,495
Petrobras Global Finance BV, 7.38%, 01/17/27 (Brazil)	60,000	64,530
Total Energy		1,340,916
Financials – 0.1%
Macquarie Bank Ltd., 6.13% (Australia)(1)(2)(5)	200,000	204,100

Government – 1.1%
Argentine Republic Government International Bond, 5.63%, 01/26/22 (Argentina)	690,000	720,360
Argentine Republic Government International Bond, 6.88%, 01/26/27 (Argentina)	705,000	746,595
Total Government		1,466,955
Industrials – 1.8%
Bombardier, Inc., 4.75%, 04/15/19 (Canada)(2)	225,000	231,257
Bombardier, Inc., 8.75%, 12/01/21 (Canada)(2)	280,000	312,200
Cemex Finance LLC, 6.00%, 04/01/24 (Mexico)(2)	690,000	731,400
CNH Industrial NV, 4.50%, 08/15/23 (United Kingdom)	235,000	241,107
JBS Investments GmbH, 7.25%, 04/03/24 (Brazil)(2)	250,000	262,813
Latam Finance Ltd., 6.88%, 04/11/24 (Chile)(2)	335,000	341,030
Park Aerospace Holdings Ltd., 5.25%, 08/15/22 (Ireland)(2)	50,000	53,000

Security Description	Principal	Value
FOREIGN BONDS (continued)
Industrials (continued)
Park Aerospace Holdings Ltd., 5.50%, 02/15/24 (Ireland)(2)	$240,000	$254,400
Total Industrials		2,427,207
Materials – 2.3%
Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 02/01/25 (United Kingdom)(2)	105,000	107,100
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.00%, 02/15/25 (Ireland)(2)	610,000	632,112
Mercer International, Inc., 6.50%, 02/01/24 (Canada)(2)	50,000	51,750
Rusal Capital DAC, 5.13%, 02/02/22 (Russia)(2)	420,000	421,855
Severstal OAO Via Steel Capital SA, 3.85%, 08/27/21 (Russia)(2)	690,000	692,486
SPCM SA, 4.88%, 09/15/25 (France)(2)	70,000	70,963
Vale Overseas Ltd., 6.25%, 08/10/26 (Brazil)	480,000	525,744
Vedanta Resources PLC, 6.38%, 07/30/22 (India)(2)	495,000	502,920
Total Materials		3,004,930
Sovereign Government – 0.3%
Provincia de Buenos Aires/Argentina, 6.50%, 02/15/23 (Argentina)(2)	350,000	361,970

Telecommunication Services – 0.5%
Altice Financing SA, 6.63%, 02/15/23 (Luxembourg)(2)	600,000	636,750

Total Foreign Bonds
(Cost $12,538,498)		12,826,314
	Shares
MONEY MARKET FUND – 7.5%
JP Morgan U.S. Government Money Market Institutional Shares, 0.62%(6) (Cost $9,895,604)	9,895,604	9,895,604
TOTAL INVESTMENTS- 105.0%
(Cost $138,306,944)		139,225,543
Liabilities in Excess of Other Assets - (5.0)%		(6,688,102)
Net Assets - 100.0%		$132,537,441

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2017, the aggregate value of these securities was $27,995,675, or 21.12% of net assets.
(3)	Payment in-kind security.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(5)	Perpetual security with no stated maturity date.
(6)	The rate shown reflects the seven-day yield as of April 30, 2017.

See Notes to the Schedule of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2017 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of April 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Term Loans	$–	$55,417,170	$–	$55,417,170
Corporate Bonds	–	39,126,909	–	39,126,909
U.S. Treasury Notes	–	21,959,546	–	21,959,546
Foreign Bonds	–	12,826,314	–	12,826,314
Money Market Fund	9,895,604	–	–	9,895,604
Total Investments	$9,895,604	$129,329,939	$–	$139,225,543

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended April 30, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of April 30, 2017.

See Notes to the Schedule of Investments

Notes to the Schedule of Investments

April 30, 2017 (Unaudited)

1.	ORGANIZATION

The Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the

Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company

Act of 1940, as amended (the “1940 Act”). Virtus Newfleet Dynamic Credit ETF (the “Fund”), a separate investment portfolio of the Trust, is presented herein.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the summarized investment valuation policies described below.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•  Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•  Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at April 30, 2017, is disclosed at the end of the Fund’s Schedule of Investments.

3.	FEDERAL INCOME TAX

At April 30, 2017, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Gross	Gross	Net Unrealized
Federal Tax Cost	Unrealized	Unrealized	Appreciation
Of Investments	Appreciation	(Depreciation)	(Depreciation)
$138,306,944	$1,339,120	$(420,521)	$918,599

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust II

By (Signature and Title)*	/s/	William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	6/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	6/28/2017

By (Signature and Title)*	/s/	Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	6/28/2017

* Print the name and title of each signing officer under his or her signature.